Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Male [Member] | U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Male [Member] | Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	8 months 12 days
Female [Member] | U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Female [Member] | Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days